Changes in consolidated statements of comprehensive income (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Remeasurements from defined benefit plans [line items]
Defined benefit pension plans before tax	$ 1,367	$ (667)	$ (252)
Other post-employment benefit plans before tax	76	12	168
Taxation on above items	(592)	140	(63)
Remeasurements from defined benefit plans, total after tax	851	(515)	$ (147)
Impact of new tax law income tax relating to deferred tax assets on US post retirement previously recognized through OCI	$ (272)
Non-controlling interests [member]
Remeasurements from defined benefit plans [line items]
Remeasurements from defined benefit plans, total after tax		$ (1)